Note 7 - Financial Results - Financial Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Results [Abstract]
Interest Income	$ 21,625	$ 48,061	$ 42,244
Net result on changes in FV of financial assets at FVPL		(64)	(2,388)
Impairment result on financial assets at FVTOCI	(3,238)
Finance income	18,387	47,997	39,856
Finance cost	(27,014)	(43,381)	(36,942)
Net foreign exchange transactions results	(74,422)	27,868	28,845
Foreign exchange derivatives contracts results	19,644	(11,616)	6,576
Other	(1,590)	(1,585)	(1,035)
Other financial results	(56,368)	14,667	34,386
Net financial results	$ (64,995)	$ 19,283	$ 37,300